FAIR VALUE MEASUREMENTS - Summary of the changes in the fair value of level 3 Warrant Liabilities (Details) - Tailwind Acquisition Corp [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 13,580,000		$ 13,580,000
Change in fair value			(3,686,000)
Transfers out of Level 3 to Level 2			(9,894,000)
Level 3 | Private Placement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	13,580,000	$ 9,894,000	$ 13,580,000
Change in fair value	(3,686,000)
Transfers out of Level 3 to Level 2		(9,894,000)
Fair value ending	$ 9,894,000	$ 0